Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15.   Commitments and Contingencies:

Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the Protection and Indemnity Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their Protection and Indemnity Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the Protection and Indemnity Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy years other than those that have already been recorded in its consolidated financial statements.

a.   The Company commenced in 2008 an arbitration proceeding as claimant against Oldendorff Gmbh & Co. KG of Germany ("Oldendorff"), seeking damages resulting from Oldendorff's repudiation of a charter party relating to the vessel Star Beta. Under the terms of the settlement agreement dated April 1, 2011, Oldendorff paid to the Company an amount of $9,000 which is included under "Other operational gain" in the accompanying consolidated statements of operations for the year ended December 31, 2011 (Note 9).

b.   Arbitration proceedings commenced in 2009 pursuant to disputes that have arisen with the charterers of the vessel Star Alpha. The disputes relate to vessel performance characteristics and hire. Star Bulk was seeking damages for repudiations of the charter party due to early redelivery of the vessel as well as unpaid hire of $2,096, while the charterers were seeking contingent damages resulting from the vessel's off-hire. The charterers subsequently entered into liquidation. Pursuant to a settlement agreement between the Company, the liquidator of the charterers and the sub charterers, entered into February 2011, the arbitration proceedings were discontinued and each party released each other from its respective claim. An amount of $2,096 is included under "Bad debt expense" in the accompanying consolidated statement of operations for the year ended December 31, 2010, associated with the write-off of this charterer's balance.

c.   Arbitration proceedings against TMT seeking damages resulting from TMT's repudiation of the charter party of the vessel Star Ypsilon due to the nonpayment of charter hire of $2,606 related to this vessel were discontinued in October 2010.  During the months June and July 2010 the Company received the amount of $2,082 for unpaid charter hire, bunkers and interest. A final settlement was reached during October 2010, according to which the Company received the amount of $22,222, which resulted to a gain amounted to $21,648 and is included under "Other operational gain" for the year ended December 31, 2010, associated with the settlement of the unrealized revenues due to the early termination of the time charter of the vessel that occurred in July 2009 (Note 9).

d.   The Company commenced arbitration proceedings against Ishhar Overseas that was the previous charterer of the vessels Star Epsilon and Star Kappa. The Company sought damages for repudiations of the charter parties due to early redelivery of the vessel as well as unpaid hire of $1,949. The Company pursued an interim award for such nonpayment of charter hire and an award for the loss of charter hire for the remaining period of the charter parties. Claim submissions were filed. As of December 31, 2011, the Company determined that this amount was not recoverable and recognized a provision for doubtful receivables, amounting to $1,949, which is included under "Bad debt expense" in the accompanying consolidated statements of loss for the year ended December 31, 2011. On September 5, 2012, a settlement agreement was signed between the shipowning companies of Star Epsilon and Star Kappa and Bhatia International Ltd, which is the parent company of Ishhar Overseas. Pursuant to the terms of this agreement the Company will receive an amount of $5,000 in seventeen installments.

The first installment of $500 was received upon the execution of the settlement agreement and the next sixteen monthly installments varying between $250 and $500 will be received the last day of each month beginning from September 30, 2012. As of December 31, 2012 the Company has received an amount of $2,514 under the respective agreement which is included under "Other operational gain" in the accompanying consolidated statement of operations for the year ended December 31, 2012 (Note 9).

e.   During July 2010, a dispute arose between the Company and Deiulemar that was the charterer of the vessel Star Beta, for due hire and damages for the late redelivery of the vessel amounting to $1,732 which was included under "Trade accounts receivable, net" in accompanying consolidated balance sheets, while the charterers have a counterclaim for the vessel's performance. Pursuant to a settlement agreement signed on February 20, 2012, the Company received the amount of $1,040, the arbitration proceedings were discontinued and each party released each other from its respective claim. This event was qualified as an adjusting subsequent event under ASC 855 "Subsequent Events" and therefore the Company recognized a respective provision, amounting to $692, which was included under "Bad debt expense" in the accompanying consolidated statements of operations for the year ended December 31, 2011.

f.    In February 2011, Korea Line Corporation ("KLC"), charterers at the time of the vessel Star Gamma and of the vessel Star Cosmo commenced rehabilitation proceedings in Seoul, Korea. Under the rehabilitation plan approved by the KLC's creditors on October 14, 2011, the Company was entitled to receive an amount of $6,839, 37% of which will be repaid in cash over a period of ten years and the remaining 63% shall be converted into KLC's shares. The Company will receive one common share of KLC with par value of KRW 5,000 (approx. $0.0047) for each KRW 100,000 (approx. $0.09) of claim. Based on the terms of the rehabilitation plan, the shares of KLC will be locked up for six months before trade. The Company does not expect that will have either control or significant influence over KLC as a result of the shares entitled to receive under the terms of the rehabilitation plan. In addition, the Company entered into a direct agreement with the KLC under which the Company received an amount of $172 in October 2011 and an amount of $172 in January 2013, as part of the due hire for Star Gamma. Finally, the Company entered into two tripartite agreements with KLC and the sub-charterers of the vessels Star Gamma and Star Cosmo following the exercise of liens on the subhires due to KLC.

Under these agreements the Company received an amount of $86 from Star Gamma subcharter in December 2011 and an amount of $121 in March 2012 from Star Cosmo subcharterer. As of December 31, 2011, the Company determined that an amount of $498 was not recoverable due to the long term time period of KLC's rehabilitation plan and the uncertainty surrounding the continuation of KLC's operations and recognized a corresponding provision which is included under "Bad debt expense" in the accompanying consolidated statements of loss.

On November 19, 2012, the Company received 46,007 shares of KLC as part of the rehabilitation plan described above for the vessel Star Gamma, the shares were sold the same date at the average price of KRW 3,456. The cash proceeds from the sale of the respective shares amounted to $144. In December 2012, the Company also received an amount of $12 and $1 in cash, for Star Gamma and Star Cosmo respectively, pursuant to the terms of the rehabilitation plan. Total amount of $157 is included under "Other operational gain" in the accompanying consolidated statements of loss for the year ended December 31, 2012 (Note 9). The next bunch of 2,872 shares for the vessel Star Cosmo is expected to be released from lock up on June 4, 2013.

On September 29, 2010, the Company agreed with a third party to sell its 45% interest in the future proceeds related to the recovery of several commercial claims (Note 15(a) and Note 15(d)) against a consideration of $5,000 which is included under "Other operational gain" in the accompanying consolidated statements of operations for the year ended December 31, 2010. This amount was collected in October 2010 (Note 10).

In July 2011, the Company posted a cash collateral of €340,000 (approx. $448), in Spain for Star Cosmo which had allegedly discharged oily water while sailing in Spanish waters in May 2011.  Administrative investigations commenced locally. The cash collateral of €340,000 has been released to the Company in March 2012, after being replaced by a Protection and Indemnity Letter of undertaking. The fines imposed have now been reduced to €260,000 (approx. $343) and the Company plans to file an administrative appeal to further reduce them or have them revoked. Until an irrevocable judgment is issued, the Company cannot estimate its exposure. Up to $1 billion of the liabilities associated with the individual vessels' actions, mainly for sea pollution, are covered by the Protection and Indemnity Club Insurance. The Company has not accrued any amount for the specific case.

Future minimum contractual charter revenue

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts net of address commission which amounted to $2,018, as of December 31, 2012 will be:

Years ending December 31,	Amount*
2013	$39.873
2014	22.355
2015	16.950
2016	8.761
2017	9.034
2018 and thereafter	31.630
Total	$128.603

*    These amounts do not include any assumed off-hire except for the scheduled interim and special surveys of the vessels.